Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 2,214,956	$ 1,515,139	$ 1,126,943
Cost of goods sold	(2,074,817)	(1,426,112)	(1,057,608)
Gross profit	140,139	89,027	69,335
Selling, general and administrative expenses	(127,556)	(77,944)	(64,392)
Income from operations	12,583	11,083	4,943
Other income (expense):
Interest expense	(2,528)	(1,996)	(1,086)
Change in fair value of redeemable common shares	9,073	(34,348)	(6,566)
Termination of existing stock redemption agreement	(4,842)
Equity loss and impairment of non-consolidated entities	(6,208)	(1,055)	(267)
Other	1,128	196	337
Total other income (expense)	(3,377)	(37,203)	(7,582)
Income (loss) before income taxes	9,206	(26,120)	(2,639)
Income tax expense	(4,655)
Net income (loss)	4,551	(26,120)	(2,639)
Less: net loss attributable to noncontrolling interest	(225)
Net income (loss) attributable to Diplomat Pharmacy, Inc.	4,776	(26,120)	(2,639)
Net income allocable to preferred shareholders	458
Net income (loss) allocable to common shareholders	4,318	(26,120)	(2,639)
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.12	$ (0.79)	$ (0.08)
Diluted (in dollars per share)	$ 0.11	$ (0.79)	$ (0.08)
Weighted average common shares outstanding:
Basic (in shares)	35,990,122	33,141,500	33,141,500
Diluted (in shares)	38,535,325	33,141,500	33,141,500
Pro Forma Data (Note 2)
Other income (expense):
Income (loss) before income taxes	9,206	(26,120)	(2,639)
Income tax expense	(2,189)	(2,911)	(1,558)
Net income (loss)	7,017	(29,031)	(4,197)
Less: net loss attributable to noncontrolling interest	(225)
Net income (loss) attributable to Diplomat Pharmacy, Inc.	7,242	(29,031)	(4,197)
Net income allocable to preferred shareholders	694
Net income (loss) allocable to common shareholders	$ 6,548	$ (29,031)	$ (4,197)
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.18	$ (0.88)	$ (0.13)
Diluted (in dollars per share)	$ 0.17	$ (0.88)	$ (0.13)